Discontinued Operation (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Apr. 30, 2023	Jun. 30, 2022
Disclosure Of Analysis Of Single Amount Of Discontinued Operations Line Items
Assets	$ 15,316	$ 10,836		$ 33,022
Impairment loss on intangible asset	$ 14,367
Discontinued operation
Disclosure Of Analysis Of Single Amount Of Discontinued Operations Line Items
Assets			$ 0